Schedule of Investments (unaudited)
May 31, 2025
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.8%
Ambev SA	213,212	$523,012
B3 SA - Brasil Bolsa Balcao	1,257,338	3,066,678
Banco do Brasil SA	334,930	1,371,459
Cia Energetica de Minas Gerais	114,158	345,897
CPFL Energia SA	154,691	1,095,102
CSN Mineracao SA	1,151,400	1,016,622
Embraer SA	104,145	1,192,492
JBS SA	469,166	3,291,011
Petroleo Brasileiro SA - Petrobras	480,447	2,764,492
Raia Drogasil SA	52,858	137,240
Suzano SA	161,687	1,403,577
TIM SA/Brazil	484,742	1,651,826
Vale SA	426,960	3,889,259
Vibra Energia SA	160,931	567,810
WEG SA	157,438	1,165,749
		23,482,226
Cayman Islands — 0.0%
Horizon Robotics Inc.(a)	359,400	324,337
Chile — 0.8%
Banco de Chile	4,650,526	684,190
Cencosud SA	555,765	1,912,718
Colbun SA	9,170,239	1,434,425
Empresas CMPC SA	390,589	623,351
Enel Chile SA	24,801,822	1,798,221
Quinenco SA	110,072	420,436
		6,873,341
China — 27.8%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	258,100	523,157
3SBio Inc.(b)	1,442,000	3,465,428
Agricultural Bank of China Ltd., Class A	1,991,800	1,526,615
Agricultural Bank of China Ltd., Class H	2,716,000	1,740,254
AIMA Technology Group Co. Ltd., Class A	100,100	502,789
Alibaba Group Holding Ltd.	1,577,048	22,453,713
Aluminum Corp. of China Ltd., Class H	1,146,000	665,568
Anker Innovations Technology Co. Ltd., Class A	40,500	570,877
ANTA Sports Products Ltd.	67,200	810,916
Atour Lifestyle Holdings Ltd., ADR	56,333	1,763,786
Autohome Inc., ADR	2,864	70,225
Avary Holding Shenzhen Co. Ltd., Class A	25,400	99,378
Baidu Inc., Class A(a)	111,100	1,140,345
Bank of Beijing Co. Ltd., Class A	975,400	851,628
Bank of China Ltd., Class A	1,016,400	777,390
Bank of China Ltd., Class H	11,235,000	6,509,629
Bank of Communications Co. Ltd., Class A	477,600	502,819
Bank of Communications Co. Ltd., Class H	1,474,000	1,286,643
Bank of Qingdao Co. Ltd., Class A	419,500	289,856
Bank of Shanghai Co. Ltd., Class A	580,200	850,959
Beijing Compass Technology Development Co. Ltd., Class A(a)	70,435	564,538
Beijing Kingsoft Office Software Inc., Class A	8,024	312,794
Beijing Ultrapower Software Co. Ltd., Class A	228,000	332,727
Biem.L.Fdlkk Garment Co. Ltd., Class A	70,200	158,311
Bohai Leasing Co. Ltd., Class A(a)	193,800	87,860
Bosideng International Holdings Ltd.	3,376,000	1,885,575
BYD Co. Ltd., Class A	70,800	3,441,553
BYD Co. Ltd., Class H(c)	20,000	993,960
China CITIC Bank Corp. Ltd., Class A	90,800	99,974
Security	Shares	Value
China (continued)
China CITIC Financial Asset Management Co. Ltd., Class H(a)(b)(c)	3,527,000	$385,725
China Construction Bank Corp., Class H	12,253,000	10,955,120
China International Capital Corp. Ltd., Class H(b)	147,200	272,854
China Merchants Bank Co. Ltd., Class H	446,500	2,764,426
China Merchants Securities Co. Ltd., Class A	38,500	86,148
China Merchants Securities Co. Ltd., Class H(b)	567,200	862,537
China National Software & Service Co. Ltd., Class A(a)	11,720	71,388
China Nonferrous Mining Corp Ltd.(c)	1,130,000	827,218
China Pacific Insurance Group Co. Ltd., Class H	46,000	142,913
China Petroleum & Chemical Corp., Class H	4,528,000	2,438,519
China Petroleum Engineering Corp., Class A	386,200	166,767
China Resources Pharmaceutical Group Ltd.(b)	1,253,500	822,079
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	71,630	426,031
China Shenhua Energy Co. Ltd., Class A	46,100	252,586
China Shenhua Energy Co. Ltd., Class H	280,500	1,182,219
China Taiping Insurance Holdings Co. Ltd.	48,600	74,380
China Tower Corp. Ltd., Class H(b)	570,000	844,058
China World Trade Center Co. Ltd., Class A	60,500	180,663
China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	98,800	101,183
Chinese Universe Publishing and Media Group Co. Ltd., Class A	164,900	241,738
Chongqing Qianli Technology Co. Ltd., Class A(a)	271,700	310,750
Chongqing Rural Commercial Bank Co. Ltd., Class H	3,842,000	3,166,653
Chow Tai Fook Jewellery Group Ltd.	429,600	609,859
CITIC Securities Co. Ltd., Class A	81,600	287,351
CITIC Securities Co. Ltd., Class H	108,500	273,063
CMOC Group Ltd., Class H	759,000	605,009
CNPC Capital Co. Ltd., Class A, NVS	133,000	124,385
COFCO Capital Holdings Co. Ltd., Class A	132,900	209,738
COFCO Sugar Holding Co. Ltd., Class A	258,600	333,253
Cosco Shipping Holdings Co. Ltd., Class H	634,000	1,091,302
CSC Financial Co. Ltd., Class H(b)	1,034,500	1,188,329
Dong-E-E-Jiao Co. Ltd., Class A	73,500	557,250
East Money Information Co. Ltd., Class A	101,900	290,163
Eastroc Beverage Group Co. Ltd., Class A	9,100	403,460
Focus Media Information Technology Co. Ltd., Class A	325,200	336,100
G-Bits Network Technology Xiamen Co. Ltd., Class A	8,400	291,970
GD Power Development Co. Ltd., Class A	1,142,400	723,472
Giant Biogene Holding Co. Ltd.(b)	177,400	1,598,725
Goneo Group Co. Ltd., Class A	75,765	742,797
Great Wall Motor Co. Ltd., Class H	271,500	418,972
Greentown China Holdings Ltd.	325,000	392,094
Guangdong Provincial Expressway Development Co. Ltd., Class A	196,700	388,743
Guangdong Provincial Expressway Development Co. Ltd., Class B	449,435	482,026
Guosen Securities Co. Ltd., Class A	533,700	830,263
Guosheng Financial Holding Inc., Class A(a)	182,800	304,925
H World Group Ltd.	332,600	1,174,337
Haidilao International Holding Ltd.(b)	156,000	297,341
Hainan Haide Capital Management Co. Ltd., Class A	192,775	145,540
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	168,300	218,051
Hebei Broadcasting Wireless Media Co. Ltd., Class A	44,700	306,640
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	195,500	348,882
Hexing Electrical Co. Ltd., Class A	23,600	88,281

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Hisense Home Appliances Group Co. Ltd., Class A	110,900	$428,260
Hisense Home Appliances Group Co. Ltd., Class H	237,000	779,920
Huatai Securities Co. Ltd., Class H(b)	1,103,600	1,850,659
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	105,000	393,017
Industrial & Commercial Bank of China Ltd., Class A	291,500	285,508
Industrial & Commercial Bank of China Ltd., Class H	9,973,000	7,233,154
Industrial Bank Co. Ltd., Class A	187,800	588,487
Inner Mongolia ERDOS Resources Co. Ltd., Class B	193,420	189,035
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	15,900	114,798
Jafron Biomedical Co. Ltd., Class A	90,600	273,543
JD Health International Inc.(a)(b)	44,400	224,972
JD.com Inc., Class A	189,650	3,069,131
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	269,800	439,908
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	29,000	151,806
Jiangxi Copper Co. Ltd., Class H	139,000	245,227
Jinduicheng Molybdenum Co. Ltd., Class A	280,900	410,089
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	65,300	109,902
Jizhong Energy Resources Co. Ltd., Class A	251,900	233,656
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	80,800	124,719
Joyoung Co. Ltd., Class A	80,100	105,890
KE Holdings Inc., ADR	37,111	685,069
Kingboard Holdings Ltd.	144,000	408,334
Kingnet Network Co. Ltd., Class A	251,200	552,675
Kingsoft Cloud Holdings Ltd.(a)	242,000	183,405
Kingsoft Corp. Ltd.	88,400	374,839
Kuaishou Technology(a)(b)	492,900	3,313,385
Kunlun Energy Co. Ltd.	818,000	817,153
Kweichow Moutai Co. Ltd., Class A	5,300	1,114,252
Lao Feng Xiang Co. Ltd., Class A	11,400	81,220
Lao Feng Xiang Co. Ltd., Class B	136,420	486,355
Laopu Gold Co. Ltd., Class H	12,700	1,414,281
Legend Holdings Corp., Class H(a)(b)	197,500	197,832
Lenovo Group Ltd.	1,376,000	1,570,867
Li Auto Inc., Class A(a)	206,200	2,935,690
Livzon Pharmaceutical Group Inc., Class A	17,600	88,712
Meihua Holdings Group Co. Ltd., Class A	331,700	481,414
Meituan, Class B(a)(b)	580,920	10,046,803
Metallurgical Corp. of China Ltd., Class H	831,000	161,730
Midea Group Co. Ltd., Class A	160,900	1,760,606
MINISO Group Holding Ltd.	56,200	239,585
NetEase Cloud Music Inc.(a)(b)	73,600	1,978,911
NetEase Inc.	229,400	5,546,489
New China Life Insurance Co. Ltd., Class H	64,000	260,286
New Oriental Education & Technology Group Inc.	232,900	1,099,695
Newland Digital Technology Co. Ltd., Class A	122,600	525,562
Nongfu Spring Co. Ltd., Class H(b)	758,000	3,682,973
Northeast Securities Co. Ltd., Class A	280,300	283,318
Opple Lighting Co. Ltd., Class A	61,300	152,337
Orient Overseas International Ltd.	18,500	318,024
Orient Securities Co. Ltd., Class H(b)	926,000	560,299
Pacific Securities Co. Ltd. (The), Class A(a)	240,300	119,086
PDD Holdings Inc., ADR(a)	95,268	9,194,315
People's Insurance Co. Group of China Ltd. (The), Class H	1,713,000	1,117,365
PetroChina Co. Ltd., Class A	2,490,900	2,861,474
PetroChina Co. Ltd., Class H	1,114,000	932,299
PICC Property & Casualty Co. Ltd., Class H	509,000	967,157
Security	Shares	Value
China (continued)
Ping An Healthcare and Technology Co. Ltd.(b)	273,100	$244,198
Ping An Insurance Group Co. of China Ltd., Class H	648,500	3,787,617
Pop Mart International Group Ltd.(b)	90,600	2,532,091
Postal Savings Bank of China Co. Ltd., Class H(b)	3,184,000	2,064,669
Qifu Technology Inc.	12,846	527,971
Quzhou Xin'an Development Co. Ltd., Class A(a)	348,200	123,708
Radiance Holdings Group Co. Ltd.(a)(c)	673,000	223,355
SAIC Motor Corp. Ltd., Class A	198,700	445,151
Sangfor Technologies Inc., Class A	36,600	451,526
Sensteed Hi-Tech Group, Class A(a)	1,147,200	339,130
Seres Group Co. Ltd., Class A, NVS	29,000	544,183
Shaanxi Coal Industry Co. Ltd., Class A	174,700	504,695
Shandong Publishing & Media Co. Ltd., Class A	112,700	155,817
Shanghai Construction Group Co. Ltd., Class A	972,800	320,416
Shanghai International Port Group Co. Ltd., Class A	179,681	145,449
Shanghai M&G Stationery Inc., Class A	20,300	82,838
Shanghai Pudong Development Bank Co. Ltd., Class A	270,800	461,925
Shanghai Stonehill Technology Co.Ltd., Class A(a)	107,000	83,835
Shanghai Wanye Enterprises Co. Ltd., Class A	96,500	184,455
Shanxi Coal International Energy Group Co. Ltd., Class A	152,300	205,267
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	183,600	273,115
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	17,900	455,345
Shenwan Hongyuan Group Co. Ltd., Class A	845,400	553,231
Shenzhen Transsion Holdings Co. Ltd., Class A	41,289	415,026
Shenzhen Ysstech Info-Tech Co. Ltd., Class A	21,000	66,280
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(a)	28,476	1,185,651
Sichuan Changhong Electric Co. Ltd., Class A	250,600	342,235
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., NVS(a)(c)	28,300	1,148,927
Sichuan Swellfun Co. Ltd., Class A	13,300	81,667
Simcere Pharmaceutical Group Ltd.(b)	505,000	827,821
Sino Biopharmaceutical Ltd.	389,000	219,420
Sinocelltech Group Ltd., Class A(a)	27,187	148,869
Sinosoft Co. Ltd., Class A	97,040	258,698
Sinotrans Ltd., Class H	3,192,000	1,543,167
Sinotruk Hong Kong Ltd.	469,500	1,182,996
Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A(a)	10,554	158,844
TAL Education Group, ADR(a)	23,084	226,916
Tencent Holdings Ltd.	592,200	37,333,841
Tingyi Cayman Islands Holding Corp.	884,000	1,446,622
Topsports International Holdings Ltd.(b)	1,237,000	440,496
Tsingtao Brewery Co. Ltd., Class H	30,000	207,539
Uni-President China Holdings Ltd.	717,000	932,701
Universal Scientific Industrial Shanghai Co. Ltd., Class A	90,300	168,768
Vipshop Holdings Ltd., ADR	111,834	1,542,191
Weichai Power Co. Ltd., Class H	595,000	1,158,505
Wuliangye Yibin Co. Ltd., Class A	6,800	118,706
Xiamen Xiangyu Co. Ltd., Class A	271,700	262,271
XPeng Inc., Class A(a)	37,100	359,416
Yankuang Energy Group Co. Ltd., Class H	219,700	260,682
Yixintang Pharmaceutical Group Co. Ltd., Class A	61,200	142,924
Yonghui Superstores Co. Ltd., Class A(a)	437,500	299,139
Yutong Bus Co. Ltd., Class A	49,500	169,402
Zhejiang Publishing & Media Co. Ltd., Class A	199,300	225,026
Zhejiang Semir Garment Co. Ltd., Class A	290,300	218,013
Zhongshan Broad Ocean Motor Co. Ltd., Class A	275,800	248,520
Zhuhai Zhumian Group Co. Ltd., Class A(a)	130,600	111,759

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
ZTE Corp., Class H	130,400	$363,800
		238,209,846
Colombia — 0.2%
Grupo Cibest SA	83,729	983,388
Interconexion Electrica SA ESP	219,478	1,020,533
		2,003,921
Czech Republic — 0.6%
CEZ AS	26,044	1,433,489
Komercni Banka AS	71,690	3,317,856
		4,751,345
Egypt — 0.2%
Abou Kir Fertilizers & Chemical Industries	543,635	527,903
Eastern Co. SAE	593,194	397,569
EISewedy Electric Co.	236,715	388,895
Talaat Moustafa Group	407,479	450,389
		1,764,756
Greece — 0.8%
Hellenic Telecommunications Organization SA	50,176	967,577
Jumbo SA	35,044	1,138,810
Motor Oil Hellas Corinth Refineries SA	3,636	96,986
National Bank of Greece SA	157,638	1,877,086
OPAP SA	77,360	1,663,473
Piraeus Financial Holdings SA	168,429	1,122,052
		6,865,984
Hong Kong — 0.3%
BOC Hong Kong Holdings Ltd.	573,500	2,411,861
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	94,466	816,858
OTP Bank Nyrt	17,607	1,335,602
Richter Gedeon Nyrt	2,984	86,817
		2,239,277
India — 20.3%
3M India Ltd.	3,110	1,064,895
ABB India Ltd.	50,084	3,498,685
ACC Ltd.	28,418	625,557
Adani Enterprises Ltd.	24,740	729,427
AIA Engineering Ltd.	7,138	291,876
Ajanta Pharma Ltd.	25,601	752,330
Apollo Hospitals Enterprise Ltd.	5,862	472,085
Axis Bank Ltd.	107,483	1,499,639
Bajaj Auto Ltd.	18,915	1,903,744
Bajaj Finance Ltd.	8,797	945,124
Bharat Electronics Ltd.	734,659	3,308,919
Bharat Petroleum Corp. Ltd.	231,876	864,294
Bharti Airtel Ltd.	191,374	4,157,495
Britannia Industries Ltd.	25,470	1,640,592
CG Power & Industrial Solutions Ltd.	87,913	706,646
Cholamandalam Investment and Finance Co. Ltd.	16,436	308,168
Cipla Ltd.	62,858	1,078,153
Coal India Ltd.	400,633	1,862,633
Cochin Shipyard Ltd., NVS(b)	43,311	987,200
Colgate-Palmolive India Ltd.	61,334	1,762,281
CRISIL Ltd.	31,195	1,913,694
Cummins India Ltd.	50,353	1,925,197
Dr Reddy's Laboratories Ltd.	138,880	2,034,121
Emami Ltd.	146,750	1,002,864
Eternal Ltd.(a)	204,177	568,691
GAIL India Ltd.	308,001	684,516
GE Vernova T&D India Ltd.	105,352	2,765,030
General Insurance Corp. of India(b)	181,947	874,915
Security	Shares	Value
India (continued)
GlaxoSmithKline Pharmaceuticals Ltd.	62,170	$2,398,307
Glenmark Pharmaceuticals Ltd.	112,876	1,923,123
Godrej Properties Ltd.(a)	71,637	1,881,565
HCL Technologies Ltd.	164,868	3,155,801
HDFC Bank Ltd.	363,879	8,303,736
Hero MotoCorp Ltd.	19,704	992,851
Hindalco Industries Ltd.	234,461	1,739,538
Hindustan Aeronautics Ltd., NVS	55,759	3,245,269
Hindustan Petroleum Corp. Ltd.	133,773	643,650
Hindustan Unilever Ltd.	19,452	534,388
Hindustan Zinc Ltd.	143,691	771,534
Hitachi Energy India Ltd.	589	133,036
Housing & Urban Development Corp. Ltd.	390,727	1,103,645
ICICI Bank Ltd.	520,323	8,825,468
Indian Hotels Co. Ltd., Class A	80,974	729,474
Indian Oil Corp. Ltd.	590,330	980,747
Indian Railway Finance Corp. Ltd.(b)	376,683	612,524
Indian Renewable Energy Development Agency Ltd., NVS(a)	144,652	296,087
Info Edge India Ltd.	49,100	820,056
Infosys Ltd.	388,860	7,106,323
InterGlobe Aviation Ltd.(a)(b)	29,665	1,851,496
ITC Hotels Ltd.(a)	443,356	1,121,050
Jindal Steel & Power Ltd.	17,335	192,698
JSW Steel Ltd.	11,284	131,439
Kotak Mahindra Bank Ltd.	70,160	1,703,180
KPIT Technologies Ltd.	7,624	119,345
L&T Technology Services Ltd.(b)	35,350	1,805,906
Larsen & Toubro Ltd.	77,804	3,344,548
LIC Housing Finance Ltd.	84,846	592,524
Lupin Ltd.	4,082	93,608
Macrotech Developers Ltd.	13,950	232,950
Mahindra & Mahindra Ltd.	114,691	3,994,552
Marico Ltd.	86,058	721,023
Maruti Suzuki India Ltd.	5,503	793,772
Mazagon Dock Shipbuilders Ltd.	31,107	1,264,751
Motilal Oswal Financial Services Ltd.	194,977	1,848,856
Mphasis Ltd.	21,346	638,716
Muthoot Finance Ltd.	12,616	327,335
National Aluminium Co. Ltd.	354,414	748,807
NBCC India Ltd.	987,168	1,426,316
Nestle India Ltd., NVS	84,185	2,359,195
NHPC Ltd., NVS	703,447	719,582
Nippon Life India Asset Management Ltd.(b)	64,512	559,368
NLC India Ltd.	157,061	444,420
NMDC Ltd.	2,478,757	2,067,514
NTPC Green Energy Ltd.(a)	1,736,279	2,258,100
NTPC Ltd.	530,972	2,074,294
Oil & Natural Gas Corp. Ltd.	494,397	1,384,988
Oil India Ltd.	311,418	1,555,301
Page Industries Ltd.	2,919	1,582,901
Pidilite Industries Ltd.	10,401	377,926
Polycab India Ltd.	3,450	241,869
Poonawalla Fincorp Ltd.(a)	86,655	409,673
Power Finance Corp. Ltd.	628,455	2,988,111
Power Grid Corp. of India Ltd.	580,348	1,968,000
Premier Energies Ltd.(b)	127,679	1,587,288
Prestige Estates Projects Ltd.	24,823	426,219
Procter & Gamble Hygiene & Health Care Ltd.	4,581	728,215
REC Ltd.	490,475	2,313,188
Reliance Industries Ltd.	466,164	7,753,299
SBI Life Insurance Co. Ltd.(b)	27,184	576,399

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Siemens Energy India Ltd., NVS	24,048	$696,401
Siemens Ltd.	24,612	940,543
Solar Industries India Ltd.	3,506	660,349
State Bank of India	35,723	339,633
Sun Pharmaceutical Industries Ltd.	68,243	1,339,738
Sundaram Finance Ltd.	8,719	524,830
Supreme Industries Ltd.	12,280	595,631
Tata Consultancy Services Ltd.	189,695	7,680,687
Tata Investment Corp. Ltd.	18,260	1,436,989
Tata Motors Ltd.	190,102	1,600,519
Tata Steel Ltd.	824,111	1,555,473
Tech Mahindra Ltd.	30,819	567,224
Titan Co. Ltd.	22,846	949,959
Trent Ltd.	27,207	1,796,883
TVS Motor Co. Ltd.	34,583	1,124,884
United Spirits Ltd.	27,271	484,919
Varun Beverages Ltd.	151,682	845,367
Vedanta Ltd.	85,476	435,999
Vishal Mega Mart Ltd.(a)	711,989	1,037,882
WAAREE Energies Ltd.(a)	59,867	2,090,580
Wipro Ltd.	1,002,179	2,928,035
Zydus Lifesciences Ltd.	16,499	179,678
		173,566,818
Indonesia — 1.4%
Adaro Andalan Indonesia PT(a)	3,809,800	1,679,302
Alamtri Resources Indonesia Tbk PT	16,751,400	2,262,413
Bank Central Asia Tbk PT	5,729,500	3,305,304
Bank CIMB Niaga Tbk PT	3,783,600	413,174
Bank Mandiri Persero Tbk PT	2,872,300	933,211
Bank Rakyat Indonesia Persero Tbk PT	613,700	166,977
GoTo Gojek Tokopedia Tbk PT(a)	110,107,400	432,875
Pertamina Geothermal Energy PT(b)	8,440,000	699,665
Sumber Alfaria Trijaya Tbk PT	6,327,700	944,105
Telkom Indonesia Persero Tbk PT	2,647,400	457,661
United Tractors Tbk PT	582,700	802,257
		12,096,944
Kuwait — 0.2%
National Bank of Kuwait SAKP	576,766	1,796,117
Malaysia — 1.1%
Fraser & Neave Holdings Bhd	65,900	422,664
Genting Bhd(c)	378,800	267,072
Hong Leong Bank Bhd	203,800	937,764
Hong Leong Financial Group Bhd	106,700	415,516
IJM Corp. Bhd	336,700	197,558
Nestle Malaysia Bhd	35,300	651,504
Petronas Dagangan Bhd	220,700	1,020,435
Petronas Gas Bhd	104,600	441,352
Public Bank Bhd	1,114,000	1,128,411
Sime Darby Bhd	480,000	191,558
Telekom Malaysia Bhd	158,600	243,030
Westports Holdings Bhd	299,700	319,620
YTL Corp. Bhd	4,046,700	1,727,452
YTL Power International Bhd	1,431,600	1,074,690
		9,038,626
Mexico — 1.8%
America Movil SAB de CV, Series B, Class B	2,264,899	1,913,884
Cemex SAB de CV	106,736	731,141
Coca-Cola Femsa SAB de CV	395,141	3,752,984
Fomento Economico Mexicano SAB de CV	242,618	2,581,162
Gruma SAB de CV, Class B	73,216	1,379,727
Security	Shares	Value
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	50,473	$1,160,442
Grupo Comercial Chedraui SA de CV	25,149	181,953
Grupo Financiero Banorte SAB de CV, Class O	170,735	1,509,292
Grupo Mexico SAB de CV, Series B, Class B	80,675	442,307
Wal-Mart de Mexico SAB de CV	480,897	1,579,353
		15,232,245
Philippines — 0.6%
Bank of the Philippine Islands	694,938	1,732,519
DigiPlus Interactive Corp.	327,100	309,622
DMCI Holdings Inc.	2,275,200	422,715
International Container Terminal Services Inc.	170,220	1,249,469
Manila Electric Co.	138,820	1,368,420
Semirara Mining & Power Corp., Class A	442,700	257,868
		5,340,613
Poland — 1.1%
Asseco Poland SA	35,683	1,749,640
Budimex SA	14,018	2,338,422
CCC SA(a)	12,105	705,948
LPP SA	447	1,722,932
mBank SA(a)(c)	3,986	873,290
Orange Polska SA	626,936	1,614,971
Zabka Group SA(a)	60,097	363,272
		9,368,475
Qatar — 0.6%
Industries Qatar QSC	157,431	511,325
Mesaieed Petrochemical Holding Co.	1,654,777	605,179
Ooredoo QPSC	870,619	2,955,285
Qatar National Bank QPSC	271,236	1,260,315
		5,332,104
Russia — 0.0%
PhosAgro PJSC(a)(d)	986	10
TCS Group Holding PLC, GDR(a)(d)(e)	135,475	17
United Co. RUSAL International PJSC(a)(d)	3,441,260	444
		471
Saudi Arabia — 2.5%
Al Rajhi Bank	68,951	1,672,483
Alinma Bank	104,139	717,380
Arab National Bank	117,777	679,393
Arabian Internet & Communications Services Co.	13,449	943,320
Astra Industrial Group	14,873	629,630
Banque Saudi Fransi	115,679	531,769
Dar Al Arkan Real Estate Development Co.(a)	75,091	400,453
Dr. Soliman Abdel Kader Fakeeh Hospital Co.(a)	10,178	114,199
Elm Co.	12,488	3,412,308
Etihad Etisalat Co.	74,849	1,189,077
Nahdi Medical Co.	76,490	2,487,380
Riyad Bank	80,771	624,885
Riyadh Cables Group Co.	18,672	690,895
SABIC Agri-Nutrients Co.	51,991	1,327,701
SAL Saudi Logistics Services	53,101	2,513,990
Saudi Arabian Oil Co.(b)	61,112	406,829
Saudi Aramco Base Oil Co.	46,089	1,222,550
Saudi Electricity Co.	129,083	486,438
Saudi Telecom Co.	98,226	1,096,033
		21,146,713
South Africa — 2.3%
Bid Corp. Ltd.	19,178	507,986
Bidvest Group Ltd. (The)	44,579	604,819
Clicks Group Ltd.	53,302	1,150,606
Exxaro Resources Ltd.	325,084	2,657,436

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
FirstRand Ltd.	26,628	$110,456
Foschini Group Ltd. (The)	72,164	539,309
Gold Fields Ltd.	34,493	788,284
Harmony Gold Mining Co. Ltd.	37,488	541,403
Mr. Price Group Ltd.	54,925	739,829
MTN Group Ltd.	309,963	2,157,505
Naspers Ltd., Class N	11,761	3,379,373
Nedbank Group Ltd.	37,770	536,646
NEPI Rockcastle NV	92,342	710,133
Northam Platinum Holdings Ltd.	54,957	465,101
Standard Bank Group Ltd.	92,765	1,203,354
Valterra Platinum Ltd.(c)	30,218	1,186,825
Woolworths Holdings Ltd./South Africa	722,054	2,352,974
		19,632,039
South Korea — 11.2%
CJ Corp.(c)	14,905	1,470,773
CJ Logistics Corp.	3,884	226,017
Coway Co. Ltd.	35,161	2,261,032
DB Insurance Co. Ltd.	23,419	1,706,794
Doosan Bobcat Inc.	34,389	1,168,877
E-MART Inc.	13,094	864,898
F&F Co. Ltd./New(c)	8,414	459,652
GS Holdings Corp.	17,122	539,438
Hana Financial Group Inc.	88,746	4,667,505
Hankook Tire & Technology Co. Ltd.	46,806	1,305,380
Hanmi Pharm Co. Ltd.	3,494	787,989
Hanmi Science Co. Ltd.(c)	46,422	1,189,158
Hanmi Semiconductor Co. Ltd.(c)	9,487	550,227
Hanwha Aerospace Co. Ltd.	3,108	1,822,613
HD Hyundai Electric Co. Ltd.(c)	2,950	807,699
HD Hyundai Marine Solution Co. Ltd.(c)	3,927	510,594
Hyosung TNC Corp.	3,906	687,292
Hyundai Glovis Co. Ltd.	12,101	993,034
Hyundai Marine & Fire Insurance Co. Ltd.(a)(c)	21,354	376,695
Hyundai Mobis Co. Ltd.	11,182	2,049,841
Hyundai Motor Co.	29,198	3,913,570
Hyundai Rotem Co. Ltd.	9,484	1,003,851
KB Financial Group Inc.	70,404	5,297,469
KCC Corp.(c)	9,713	2,161,230
KEPCO Engineering & Construction Co. Inc.	2,051	93,256
Kia Corp.	53,422	3,454,954
Korea Gas Corp.	3,138	93,792
Korea Investment Holdings Co. Ltd.	15,834	1,237,687
Korea Zinc Co. Ltd.	276	145,515
Krafton Inc.(a)(c)	2,713	724,654
KT&G Corp.	18,002	1,565,100
Kumho Petrochemical Co. Ltd.	5,993	501,361
LG Electronics Inc.	21,187	1,089,709
LG Innotek Co. Ltd.	3,212	336,617
LG Uplus Corp.	114,749	1,063,007
LIG Nex1 Co. Ltd.	405	125,756
LS Corp.	5,639	649,293
LS Electric Co. Ltd.(c)	3,440	628,061
Meritz Financial Group Inc.	4,100	331,395
Mirae Asset Securities Co. Ltd.	134,041	1,508,065
NAVER Corp.	5,435	736,488
Orion Corp./Republic of Korea	8,678	693,104
POSCO Holdings Inc.	5,241	949,448
Samsung Biologics Co. Ltd.(a)(b)	1,986	1,484,489
Samsung C&T Corp.	13,303	1,441,868
Samsung Card Co. Ltd.	34,575	1,081,794
Samsung Electro-Mechanics Co. Ltd.	10,933	965,037
Security	Shares	Value
South Korea (continued)
Samsung Electronics Co. Ltd.	520,340	$21,114,194
Samsung Fire & Marine Insurance Co. Ltd.	8,226	2,407,425
Samsung Life Insurance Co. Ltd.	15,007	1,073,904
Samsung SDS Co. Ltd.	5,385	506,835
Samsung Securities Co. Ltd.	24,810	1,085,469
Samyang Foods Co. Ltd.(c)	606	486,842
Shinhan Financial Group Co. Ltd.	80,446	3,364,817
SK Biopharmaceuticals Co. Ltd.(a)	1,953	131,617
SK Hynix Inc.	36,603	5,399,349
SK Inc.	2,837	335,930
SK Telecom Co. Ltd.	26,235	978,025
Woori Financial Group Inc.	109,664	1,530,231
		96,136,716
Taiwan — 18.0%
Accton Technology Corp.	98,000	2,391,362
Acer Inc.	593,000	678,763
Advantech Co. Ltd.	73,291	824,916
ASE Technology Holding Co. Ltd.	341,000	1,551,480
Asia Vital Components Co. Ltd.	42,000	843,141
Asustek Computer Inc.	47,000	966,311
AUO Corp.	1,981,800	842,001
Cathay Financial Holding Co. Ltd.	1,202,000	2,377,792
Chicony Electronics Co. Ltd.	295,000	1,645,846
China Airlines Ltd.	221,000	161,734
Chroma ATE Inc.	29,000	319,801
Chunghwa Telecom Co. Ltd.	138,000	595,156
Compal Electronics Inc.	353,000	334,559
CTBC Financial Holding Co. Ltd.	2,505,000	3,381,552
Delta Electronics Inc.	217,000	2,666,579
Far EasTone Telecommunications Co. Ltd.	386,000	1,108,422
Fortune Electric Co. Ltd.	72,300	1,084,578
Fubon Financial Holding Co. Ltd.	1,534,947	4,046,246
Gigabyte Technology Co. Ltd.	40,000	360,027
Global Unichip Corp.	50,000	1,890,973
Hon Hai Precision Industry Co. Ltd.	1,060,000	5,398,195
Inventec Corp.	357,000	494,306
King Slide Works Co. Ltd.	27,000	1,810,359
Largan Precision Co. Ltd.	3,000	228,106
Lite-On Technology Corp.	575,718	1,923,404
MediaTek Inc.	195,000	8,006,425
Mega Financial Holding Co. Ltd.	221,688	292,380
Nien Made Enterprise Co. Ltd.	11,000	157,386
Novatek Microelectronics Corp.	296,000	5,040,999
Pou Chen Corp.	544,000	561,216
Powertech Technology Inc.	27,000	103,777
President Chain Store Corp.	136,000	1,158,127
Quanta Computer Inc.	256,000	2,264,680
Realtek Semiconductor Corp.	186,000	3,316,634
Ruentex Industries Ltd.	633,000	1,061,482
Shanghai Commercial & Savings Bank Ltd. (The)	845,000	1,308,066
Silicon Motion Technology Corp., ADR(c)	10,023	613,408
SinoPac Financial Holdings Co. Ltd.	2,650,236	2,016,002
Synnex Technology International Corp.	352,000	830,534
Taiwan Cooperative Financial Holding Co. Ltd.	2,566,689	2,051,407
Taiwan Semiconductor Manufacturing Co. Ltd.	2,345,000	74,791,456
Uni-President Enterprises Corp.	1,106,000	2,924,311
United Microelectronics Corp.	1,377,000	2,120,190
Voltronic Power Technology Corp.	24,000	1,069,516
Wistron Corp.	350,000	1,333,817
Wiwynn Corp.	20,000	1,573,486
Yang Ming Marine Transport Corp.	83,000	218,359

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Yuanta Financial Holding Co. Ltd.	3,438,768	$3,563,759
		154,303,026
Thailand — 0.6%
Advanced Info Service PCL, NVDR	128,500	1,117,672
Bumrungrad Hospital PCL, NVDR	105,000	447,159
Central Retail Corp. PCL, NVDR(c)	160,700	91,361
Krung Thai Bank PCL, NVDR	2,317,400	1,565,145
Land & Houses PCL, NVDR(c)	1,376,200	168,350
PTT Exploration & Production PCL, NVDR(c)	533,200	1,588,794
PTT PCL, NVDR	122,000	110,444
Thai Union Group PCL, NVDR	304,100	92,517
TMBThanachart Bank PCL, NVDR	1,952,900	114,074
		5,295,516
Turkey — 0.9%
Akbank TAS	660,013	858,282
Anadolu Efes Biracilik Ve Malt Sanayii A/S(c)	302,432	1,074,957
BIM Birlesik Magazalar A/S	51,977	630,924
Ford Otomotiv Sanayi AS	185,710	380,268
KOC Holding AS	338,391	1,223,844
Tofas Turk Otomobil Fabrikasi AS(c)	175,754	796,060
Turk Traktor ve Ziraat Makineleri AS	20,098	286,499
Turkcell Iletisim Hizmetleri AS	382,362	925,845
Turkiye Garanti Bankasi AS(c)	486,824	1,315,939
Yapi ve Kredi Bankasi A/S(a)	871,279	566,149
		8,058,767
United Arab Emirates — 2.2%
Abu Dhabi Islamic Bank PJSC	1,037,571	5,416,266
Abu Dhabi National Oil Co. for Distribution PJSC	1,665,980	1,646,313
Aldar Properties PJSC	297,550	672,655
Dubai Electricity & Water Authority PJSC	1,988,096	1,477,298
Emaar Properties PJSC	826,823	2,960,814
Emirates NBD Bank PJSC	460,992	2,811,386
Emirates Telecommunications Group Co. PJSC	243,178	1,137,435
First Abu Dhabi Bank PJSC	212,812	932,615
International Holding Co. PJSC(a)	8,210	896,327
Talabat Holding PLC	2,789,757	1,094,645
		19,045,754
United States — 0.0%
Yum China Holdings Inc.	5,900	259,298
Total Common Stocks — 98.6% (Cost: $697,451,563)		844,577,136
Preferred Stocks
Brazil — 0.9%
Cia Energetica de Minas Gerais, Preference Shares, NVS	1,023,501	1,939,811
Gerdau SA, Preference Shares, NVS	818,849	2,183,311
Itau Unibanco Holding SA, Preference Shares, NVS	278,867	1,824,983
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	291,332	1,573,942
		7,522,047
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	6,494	194,005
South Korea — 0.3%
Doosan Co. Ltd., 0.00% (c)	5,729	1,357,691
Security	Shares	Value
South Korea (continued)
Samsung C&T Corp., Preference Shares, NVS(c)	2,716	$219,131
Samsung Electronics Co. Ltd., Preference Shares, NVS	28,181	939,211
		2,516,033
Total Preferred Stocks — 1.2% (Cost: $9,742,990)		10,232,085
Rights
South Korea — 0.0%
Hanwha Aerospace Co. Ltd., (Expires 09/07/25, Strike Price KRW 684,000)(a)	224	20,619
Total Rights — 0.0% (Cost: $—)		20,619
Warrants
Malaysia — 0.0%
YTL Corp. Bhd, (Expires 06/02/28, Strike Price MYR 1.50)(a)	809,340	60,845
YTL Power International Bhd., (Expires 06/02/28, Strike Price MYR 2.45)(a)	286,320	50,450
		111,295
Total Warrants — 0.0% (Cost: $—)		111,295
Total Long-Term Investments — 99.8% (Cost: $707,194,553)		854,941,135
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	15,009,016	15,015,020
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	2,840,000	2,840,000
Total Short-Term Securities — 2.1% (Cost: $17,853,890)		17,855,020
Total Investments — 101.9% (Cost: $725,048,443)		872,796,155
Liabilities in Excess of Other Assets — (1.9)%		(16,653,900)
Net Assets — 100.0%		$856,142,255

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Emerging Markets Equity Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,013,728	$10,003,045 (a)	$—	$(1,255)	$(498)	$15,015,020	15,009,016	$218,305 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,970,000	—	(4,130,000)(a)	—	—	2,840,000	2,840,000	141,961	—
				$(1,255)	$(498)	$17,855,020		$360,266	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	16	06/20/25	$919	$(11,444)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$93,945,666	$750,630,999	$471	$844,577,136
Preferred Stocks	7,716,052	2,516,033	—	10,232,085
Rights	—	20,619	—	20,619
Warrants	—	111,295	—	111,295

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Emerging Markets Equity Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$17,855,020	$—	$—	$17,855,020
	$119,516,738	$753,278,946	$471	$872,796,155
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(11,444)	$—	$—	$(11,444)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company